Warrant Liabilities - Narrative (Details) - $ / shares				3 Months Ended	12 Months Ended
	Oct. 01, 2020	May 29, 2020	May 28, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jan. 19, 2021	Jul. 01, 2020	Jan. 19, 2020	Dec. 31, 2019	Oct. 22, 2015
Class of Warrant or Right [Line Items]
Outstanding warrants (in shares)					22,510,038	22,510,038
Performance and Incentive Pay Plan
Class of Warrant or Right [Line Items]
Number of shares available for grant		2,508,002			1,819,814	1,146,784	2,508,002
Performance and Incentive Pay Plan | Subsequent event
Class of Warrant or Right [Line Items]
Number of shares available for grant							2,508,002
5-Year Private Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		2,500,000	7,740,000		10,240,000
Number of securities called by warrants (in shares)			7,740,000
Warrants, exercise price (in dollars per share)		$ 11.50	$ 11.50
Warrant term		5 years	5 years
Outstanding warrants (in shares)		7,740,000			9,888,415	9,888,415				0
Warrants transferred (in shares)					351,585
Seller Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)					0
Number of securities called by warrants (in shares)	3,487,168				3,487,168		3,569,051	3,210,213	3,569,051		3,210,213
Warrants, exercise price (in dollars per share)	$ 41.26	$ 44.82			$ 41.26		$ 40.31	$ 44.82	$ 40.31		$ 44.82
Warrant term											7 years
Outstanding warrants (in shares)		12,700,000			12,621,623	12,621,623		12,700,000		12,621,623	12,721,623
Warrants transferred (in shares)					0
Number of securities called by each warrant (in shares)	0.27411				0.27411		0.28055	0.2523	0.28055		0.2523
Units issued (in shares)	4,951,388
Five-year Public Warrants
Class of Warrant or Right [Line Items]
Warrants, exercise price (in dollars per share)		$ 11.50	$ 11.50
Warrant term		5 years
Outstanding warrants (in shares)					24,401,483	24,401,483
Warrants transferred (in shares)				351,585
Units issued (in shares)		3,249,999	20,800,000